Basic Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ 20,517	¥ 21,210	¥ 18,617
Number of shares	80,932	80,932	80,932